Consolidated Balance Sheets (Parentheticals) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Deferred revenue from related parties		$ 0	$ 270,513
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	[1]	7,571,078	5,290,000
Ordinary shares, shares outstanding (in Shares)	[1]	7,571,078	5,290,000

[1]	The share information is presented on a retrospective basis to reflect the reorganization and stock split (Note 1).